Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 28, 2013
Entity Registrant Name	dei_EntityRegistrantName	Global X Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0001432353
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 28, 2013
Document Effective Date	dei_DocumentEffectiveDate	Mar. 29, 2013
Prospectus Date	rr_ProspectusDate	Apr. 01, 2013
Global X MLP ETF (Prospectus Summary) | Global X MLP ETF | Global X MLP ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLPA
Global X Junior MLP ETF (Prospectus Summary) | Global X Junior MLP ETF | Global X Junior MLP ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLPJ
Global X MLP Natural Gas ETF (Prospectus Summary) | Global X MLP Natural Gas ETF | Global X MLP Natural Gas ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLPZ